Income and mining taxes	12 Months Ended
Dec. 31, 2024
INCOME AND MINING TAXES [Abstract]
Income and mining taxes	Income and mining taxes
The following table outlines the composition of income tax (recovery) expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
Current income and mining tax expense	2.5	2.1
Deferred income and mining tax (recovery) expense	(21.9)	3.2
Total income tax (recovery) expense	(19.4)	5.3
Income tax (recovery) expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before taxes. The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
Earnings (loss) before taxes	83.2	(59.2)
Canadian federal and provincial income tax rates	25.8%	25.6%
Income tax expense (recovery) based on above rates	21.4	(14.8)
INCREASE (DECREASE) DUE TO
Permanent differences	0.2	(2.1)
Foreign exchange	(3.5)	(6.9)
Canadian mining tax	(19.6)	5.3
Change in unrecognized deferred tax assets	(18.0)	23.9
Other	0.1	(0.1)
Income tax (recovery) expense	(19.4)	5.3

The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
DEFERRED TAX ASSETS
Mining interests	1.7	—
Derivative financial liabilities	9.2	6.5
Less: Inventory & other	(2.2)	(1.5)
Deferred income tax asset (in respect of Ontario mining tax, net)	8.7	5.0

DEFERRED TAX LIABILITIES
Mining interests	74.9	98.3
Inventory & other	8.1	4.2
Less: Mining tax credits carry-forward	(27.4)	(27.7)
Deferred income tax liabilities, net	55.6	74.8
Deferred tax assets for the following income tax losses and deductible temporary differences were not recorded since their utilization within the foreseeable future is not probable:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
Non-capital losses (expiring 2042-2044)	143.7	23.0
Capital losses	23.0	9.8
Mining interests	181.3	92.3
Tax credits	45.0	44.9
Asset retirement obligations	119.3	124.2
Derivative and other financial liabilities	288.5	708.2
Deferred mining taxes	46.9	69.8
Total unrecognized income tax losses and deductions	847.7	1,072.2
Total unrecognized British Columbia mining tax deductions	34.3	32.9
Total unrecognized Ontario mining tax deductions	193.6	362.4

The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(70.0)	(66.8)
Recognized in net earnings (loss)	21.9	(3.2)
Recognized in other comprehensive income	1.2	—
Net deferred tax liabilities	(46.9)	(70.0)